STATEMENTS OF CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS'/MEMBERS' EQUITY (DEFICIT) (Parentheticals) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Common Stock
Issuance costs	$ 16,724